Intangible assets and goodwill (Details 2)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CPaaS CGU
Disclosure of information for cash-generating units
Weighted average annual revenue growth	3.55%	0.00%	0.00%
Weighted average annual growth of variable cost	(4.51%)	0.00%	0.00%
SaaS CGU
Disclosure of information for cash-generating units
Weighted average annual revenue growth	36.86%	0.00%	0.00%
Weighted average annual growth of variable cost	22.94%	0.00%	0.00%
Cash-generating units [member]
Disclosure of information for cash-generating units
Weighted average annual revenue growth	0.00%	38.10%	36.38%
Weighted average annual growth of variable cost	0.00%	30.29%	26.93%
Weighted average cost of capital (WACC)	15.44%	14.73%	16.40%
Growth in terminal value	3.25%	5.00%	0.00%